UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-07324
                                                      ---------


                         Gardner Lewis Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


  116 S. Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
  -----------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)


                               C. Frank Watson III
  116 S. Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                       Date of fiscal year end: October 31
                                                ----------


                     Date of reporting period: July 31, 2004
                                               -------------

Item 1.  SCHEDULE OF INVESTMENTS



                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Shares                 Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.59%

Apparel - 3.39%
     Jones Apparel Group, Inc. .....................................................                  46,300              $1,729,305
                                                                                                                          ----------

Biotechnology - 1.54%
  (a)Telik, Inc. ...................................................................                  39,700                 784,472
                                                                                                                          ----------

Coal - 2.79%
     CONSOL Energy Inc. ............................................................                  39,800               1,426,432
                                                                                                                          ----------

Commercial Services - 2.75%
  (a)Alderwoods Group, Inc. ........................................................                  68,500                 608,622
  (a)Laureate Education Inc. .......................................................                  22,600                 797,780
                                                                                                                          ----------
                                                                                                                           1,406,402
                                                                                                                          ----------
Computers - 5.24%
  (a)Cognizant Technology Solutions Corporation ....................................                  51,200               1,410,560
  (a)Mobility Electronics Inc. .....................................................                  64,200                 458,388
  (a)Overland Storage, Inc. ........................................................                  17,800                 208,972
  (a)Radisys Corporation ...........................................................                  48,400                 600,644
                                                                                                                          ----------
                                                                                                                           2,678,564
                                                                                                                          ----------
Diversified Financial Services - 1.79%
  (a)AmeriCredit Corporation .......................................................                  47,900                 914,890
                                                                                                                          ----------

Electric - 2.08%
  (a)Reliant Energy, Inc. ..........................................................                 107,300               1,060,124
                                                                                                                          ----------

Electrical Components & Equipment - 4.15%
  (a)Aura Systems, Inc. ............................................................               2,777,336                 102,761
  (a)GrafTech International Ltd. ...................................................                  77,300                 852,619
  (a)Power-One, Inc. ...............................................................                 132,900               1,165,533
                                                                                                                          ----------
                                                                                                                           2,120,913
                                                                                                                          ----------
Energy - Alternate Sources - 0.99%
  (a)Quantum Fuel Systems Technologies Worldwide, Inc. .............................                  89,000                 507,300
                                                                                                                          ----------

Entertainment - 1.68%
  (a)Scientific Games Corporation ..................................................                  48,300                 860,223
                                                                                                                          ----------

Food - 1.12%
  (a)John B. Sanfilippo & Son, Inc. ................................................                  21,600                 573,480
                                                                                                                          ----------

Healthcare - Products - 5.27%
  (a)American Medical Systems Holdings, Inc. .......................................                  31,000                 986,420
  (a)INAMED Corporation ............................................................                  31,450               1,703,961
                                                                                                                          ----------
                                                                                                                           2,690,381
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Shares                Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Healthcare - Services - 3.08%
        (a)American Healthways, Inc. .................................................                 30,400             $  827,792
        (a)LifePoint Hospitals, Inc. .................................................                 22,300                745,043
        (a)Medical Resources, Inc. ...................................................                  4,885                      1
                                                                                                                          ----------
                                                                                                                           1,572,836
                                                                                                                          ----------
      Homebuilders - 2.53%
           KB Home Corporation .......................................................                  9,800                627,690
        (a)Levitt Corporation ........................................................                 32,100                666,075
                                                                                                                          ----------
                                                                                                                           1,293,765
                                                                                                                          ----------
      Insurance - 1.30%
        (a)Quanta Capital Holdings Ltd. ..............................................                 66,300                666,315
                                                                                                                          ----------

      Internet - 6.81%
        (a)At Road, Inc. .............................................................                 44,900                177,355
        (a)Chordiant Software Inc. ...................................................                217,400                673,940
        (a)Interwoven, Inc. ..........................................................                105,000                789,600
        (a)Netease.com, Inc. - ADR ...................................................                 17,100                636,975
        (a)RADWARE Ltd. ..............................................................                 42,000                750,960
        (a)Sina Corp. ................................................................                 15,900                450,765
                                                                                                                          ----------
                                                                                                                           3,479,595
                                                                                                                          ----------
      Investment Companies - 1.60%
           American Capital Strategies, Ltd. .........................................                 28,000                818,440
                                                                                                                          ----------

      Media - 1.13%
        (a)Central European Media Enterprises Ltd. - ADR .............................                 25,100                578,053
                                                                                                                          ----------

      Oil & Gas - 5.43%
        (a)Forest Oil Company ........................................................                 29,800                843,042
        (a)Giant Industries, Inc. ....................................................                 29,500                713,900
        (a)Meridian Resource Corp. ...................................................                 45,600                380,760
           Range Resources Corp. .....................................................                 49,800                834,150
                                                                                                                          ----------
                                                                                                                           2,771,852
                                                                                                                          ----------
      Packaging & Containers - 2.25%
        (a)Crown Holdings, Inc. ......................................................                113,500              1,150,890
                                                                                                                          ----------

      Pharmaceuticals - 5.04%
        (a)Axcan Pharma Inc. .........................................................                 45,400                873,496
        (a)Bradley Pharmaceuticals, Inc. .............................................                 22,500                529,650
        (a)QLT, Inc. .................................................................                 32,100                576,195
        (a)United Therapeutics Corporation ...........................................                 24,100                596,716
                                                                                                                          ----------
                                                                                                                           2,576,057
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Apparel - 9.44%
        (a)AnnTaylor Stores Corporation ..........................................                   37,050               $  994,422
        (a)Casual Male Retail Group, Inc. ........................................                  166,000                1,019,240
        (a)Charming Shoppes ......................................................                   89,700                  658,398
           Circuit City Stores - Circuit City Group ..............................                   62,000                  874,200
           Nu Skin Enterprises, Inc. .............................................                   37,200                1,015,932
        (a)Wet Seal Inc. .........................................................                   26,000                  262,080
                                                                                                                          ----------
                                                                                                                           4,824,272
                                                                                                                          ----------
      Savings & Loans - 1.28%
        (a)Franklin Bank Corporation .............................................                   41,500                  654,040
                                                                                                                          ----------

      Semiconductors - 11.24%
        (a)Axecelis Technologies .................................................                   78,600                  733,338
        (a)Conexant Systems, Inc. ................................................                  108,300                  172,197
        (a)Cypress Semiconductor Corporation .....................................                   36,600                  415,044
        (a)FSI International, Inc. ...............................................                  106,600                  559,650
        (a)LTX Corporation .......................................................                  143,500                1,166,655
        (a)PowerDsine Ltd. .......................................................                   60,600                  684,780
        (a)Rudolph Technologies Inc. .............................................                   37,100                  593,600
        (a)Silicon Image, Inc. ...................................................                   79,500                  953,205
        (a)Tripath Technology Inc. ...............................................                  133,900                  311,987
        (a)TriQuint Semiconductor, Inc. ..........................................                   37,500                  151,875
                                                                                                                          ----------
                                                                                                                           5,742,331
                                                                                                                          ----------
      Software - 4.76%
        (a)Epicor Software Corporation ...........................................                   79,000                  978,020
        (a)OpenTV Corporation ....................................................                  252,800                  700,256
        (a)Take-Two Interactive Software, Inc. ...................................                   24,100                  754,812
                                                                                                                          ----------
                                                                                                                           2,433,088
                                                                                                                          ----------
      Telecommunications - 7.91%
        (a)AudioCodes Ltd. .......................................................                   31,100                  329,660
        (a)Extreme Networks, Inc. ................................................                  138,800                  752,296
        (a)NMS Communications Corp. ..............................................                  115,200                  686,592
        (a)PTEK Holdings, Inc. ...................................................                   66,300                  761,787
        (a)SafeNet Inc. ..........................................................                   29,400                  854,364
        (a)Sonus Networks, Inc. ..................................................                  129,100                  657,119
                                                                                                                          ----------
                                                                                                                           4,041,818
                                                                                                                          ----------

           Total Common Stocks (Cost $46,199,967) .........................................................               49,355,838
                                                                                                                          ----------





                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Shares                     Value
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 3.03%

           AIM Liquid Assets Portfolio ...........................................               1,545,846               $ 1,545,846
           (Cost $1,545,846)                                                                                             -----------


Total Value of Investments (Cost $47,745,813 (b)) ................................                   99.62 %             $50,901,684
Other Assets Less Liabilities ....................................................                    0.38 %                 193,537
                                                                                                    ------               -----------
      Net Assets .................................................................                  100.00 %             $51,095,221
                                                                                                    ======               ===========



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 9,840,217
           Unrealized depreciation .......................................................................               (6,684,346)
                                                                                                                        -----------

                         Net unrealized appreciation .....................................................              $ 3,155,871
                                                                                                                        ===========


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            July 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.89%

     Aerospace / Defense - 1.82%
         Rockwell Collins Inc. ...................................................                   14,800               $  506,456
                                                                                                                          ----------

     Apparel - 8.39%
      (a)Columbia Sportswear Company .............................................                    9,000                  492,750
         Jones Apparel Group, Inc. ...............................................                   34,100                1,273,635
         Nike, Inc. ..............................................................                    7,900                  574,409
                                                                                                                          ----------
                                                                                                                           2,340,794
                                                                                                                          ----------
     Banks - 2.52%
         Investors Financial Services Corporation ................................                   15,400                  703,472
                                                                                                                          ----------

     Coal - 2.36%
         CONSOL Energy Inc. ......................................................                   18,400                  659,456
                                                                                                                          ----------

     Commercial Services - 3.73%
         Cendant Corporation .....................................................                   27,700                  633,776
         Moody's Corporation .....................................................                    6,000                  408,600
                                                                                                                          ----------
                                                                                                                           1,042,376
                                                                                                                          ----------
     Diversified Financial Services - 7.96%
      (a)AmeriCredit Corporation .................................................                   41,800                  798,380
         Capital One Financial Corporation .......................................                   10,200                  707,064
      (a)E*Trade Financial Corp. .................................................                   29,200                  323,244
         T Rowe Price Group Inc. .................................................                    8,500                  392,870
                                                                                                                          ----------
                                                                                                                           2,221,558
                                                                                                                          ----------
     Electric - 2.41%
      (a)Reliant Energy Inc. .....................................................                   68,000                  671,840
                                                                                                                          ----------

     Energy - 1.57%
         Peabody Energy Corporation ..............................................                    7,800                  438,204
                                                                                                                          ----------

     Healthcare - Products - 12.94%
      (a)Boston Scientific Corporation ...........................................                   29,900                1,143,974
      (a)INAMED Corporation ......................................................                   13,800                  747,684
      (a)St. Jude Medical, Inc. ..................................................                   12,600                  858,438
      (a)Zimmer Holdings, Inc. ...................................................                   11,300                  862,303
                                                                                                                          ----------
                                                                                                                           3,612,399
                                                                                                                          ----------
     Homebuilders - 2.00%
         Lennar Corporation Class A ..............................................                   13,100                  559,108
                                                                                                                          ----------

     Internet - 5.84%
      (a)Amazon.com, Inc. ........................................................                   10,100                  393,092
      (a)CheckFree Corporation ...................................................                   11,500                  345,460
      (a)SINA Corporation ........................................................                   16,200                  459,270
      (a)WebMD Corporation .......................................................                   53,000                  431,420
                                                                                                                          ----------
                                                                                                                           1,629,242
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Investment Companies - 1.38%
         American Capital Strategies Ltd. ........................................                   13,200               $  385,836
                                                                                                                          ----------

     Machinery - Diversified - 2.08%
         Cognex Corporation ......................................................                   19,300                  580,544
                                                                                                                          ----------

     Media - 1.40%
         Grupo Televisa S.A. - ADR ...............................................                    8,300                  390,100
                                                                                                                          ----------

     Oil & Gas Services - 4.94%
      (a)BJ Services Company .....................................................                    8,100                  402,246
      (a)Forest Oil Corp .........................................................                   22,200                  628,038
      (a)Nabors Industries, Inc. .................................................                    7,500                  348,750
                                                                                                                          ----------
                                                                                                                           1,379,034
                                                                                                                          ----------
     Packaging & Containers - 2.80%
      (a)Crown Holdings Inc. .....................................................                   77,100                  781,794
                                                                                                                          ----------

     Pharmaceuticals - 4.81%
      (a)Caremark Rx, Inc. .......................................................                   20,200                  616,100
         Mylan Laboratories Inc. .................................................                    9,200                  136,344
         Teva Pharmaceuticals Industries Ltd. - ADR ..............................                   19,970                  591,112
                                                                                                                          ----------
                                                                                                                           1,343,556
                                                                                                                          ----------
     Retail - 1.52%
         Circuit City Stores, Inc. ...............................................                   30,100                  424,410
                                                                                                                          ----------

     Retail - Apparel - 1.61%
         TJX Companies, Inc. .....................................................                   19,200                  450,624
                                                                                                                          ----------

     Semiconductors - 10.70%
         Analog Devices Inc. .....................................................                   13,800                  547,860
      (a)Applied Materials, Inc. .................................................                   25,700                  436,129
      (a)Conexant Systems, Inc. ..................................................                   92,400                  146,916
         Microchip Technology, Inc. ..............................................                   26,700                  773,499
      (a)Micron Technology, Inc. .................................................                   37,000                  500,610
      (a)NVIDIA Corporation ......................................................                   17,600                  271,040
      (a)Teradyne, Inc. ..........................................................                   18,100                  309,510
                                                                                                                          ----------
                                                                                                                           2,985,564
                                                                                                                          ----------
     Software - 5.67%
      (a)Activision ..............................................................                   34,600                  506,890
      (a)Electronic Arts, Inc. ...................................................                   13,000                  651,690
      (a)Mercury Interactive Corporation .........................................                   11,600                  424,096
                                                                                                                          ----------
                                                                                                                           1,582,676
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Telecommunications - Equipment - 10.44%
      (a)Comverse Technology ......................................................                 33,100              $   564,686
      (a)Corning Inc. .............................................................                 53,400                  660,024
      (a)Foundry Networks, Inc. ...................................................                 37,000                  379,620
      (a)Juniper Networks Inc. ....................................................                 11,700                  268,632
         Motorola, Inc. ...........................................................                 28,900                  460,377
         QUALCOMM, Inc. ...........................................................                  8,400                  580,272
                                                                                                                        -----------
                                                                                                                          2,913,611
                                                                                                                        -----------

         Total Common Stocks (Cost $23,231,430) ..........................................................               27,602,654
                                                                                                                        -----------

INVESTMENT COMPANY - 1.59%

         AIM Liquid Assets Portfolio - Institutional Class ........................                445,397                  445,397
         (Cost $445,397)                                                                                                -----------

Total Value of Investments (Cost $23,676,827 (b)) .................................                         100.48 %    $28,048,051
Liabilities in Excess of Other Assets .............................................                          (0.48)%       (134,524)
                                                                                                            ------      -----------
     Net Assets ...................................................................                         100.00 %    $27,913,528
                                                                                                            ======      ===========

     (a) Non-income producing investment.

     (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation)
         of investments for financial reporting and federal income tax purposes is as follows:

         Unrealized appreciation .........................................................................              $ 6,303,270
         Unrealized depreciation .........................................................................               (1,932,046)
                                                                                                                        -----------

                    Net unrealized appreciation ..........................................................              $ 4,371,224
                                                                                                                        ===========

     The following acronym is used in this portfolio:
         ADR - American Depository Receipt



                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Shares                    Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.76%

     Aerospace / Defense - 4.27%
         The Boeing Company ..................................................                    129,000                $ 6,546,750
         Rockwell Collins Inc. ...............................................                    125,750                  4,303,165
                                                                                                                         -----------
                                                                                                                          10,849,915
                                                                                                                         -----------
     Agriculture - 1.94%
         Monsanto Co. ........................................................                    136,000                  4,931,360
                                                                                                                         -----------

     Apparel - 4.93%
         Jones Apparel Group, Inc. ...........................................                    182,000                  6,797,700
         Nike, Inc. ..........................................................                     78,900                  5,736,819
                                                                                                                         -----------
                                                                                                                          12,534,519
                                                                                                                         -----------
     Commercial Services - 4.27%
         Cendant Corporation .................................................                    264,700                  6,056,336
         Moody's Corporation .................................................                     70,420                  4,795,602
                                                                                                                         -----------
                                                                                                                          10,851,938
                                                                                                                         -----------
     Diversified Financial Services - 12.94%
         Capital One Financial Corporation ...................................                    110,800                  7,680,656
         Citigroup, Inc. .....................................................                    120,200                  5,299,618
         Freddie Mac .........................................................                     89,400                  5,749,314
         Goldman Sachs Group, Inc. ...........................................                     52,200                  4,603,518
         MBNA Corporation ....................................................                    248,900                  6,145,341
         T. Rowe Price Group Inc. ............................................                     73,897                  3,415,519
                                                                                                                         -----------
                                                                                                                          32,893,966
                                                                                                                         -----------
     Food - 2.23%
         Hershey Foods Corporation ...........................................                    117,060                  5,670,386
                                                                                                                         -----------

     Healthcare - Products - 6.19%
     (a) Boston Scientific Corporation .......................................                    189,300                  7,242,618
     (a) St. Jude Medical, Inc. ..............................................                    124,615                  8,490,020
                                                                                                                         -----------
                                                                                                                          15,732,638
                                                                                                                         -----------
     Healthcare - Services - 1.20%
     (a) Tenet Healthcare Corp. ..............................................                    271,500                  3,035,370
                                                                                                                         -----------

     Home Buliders - 1.99%
         Lennar Corporation - Class A ........................................                    118,500                  5,057,580
                                                                                                                         -----------

     Internet - 3.26%
     (a) Amazon.com, Inc. ....................................................                     88,700                  3,452,204
     (a) InterActiveCorp .....................................................                    176,500                  4,818,450
                                                                                                                         -----------
                                                                                                                           8,270,654
                                                                                                                         -----------
     Media - 4.77%
     (a) Comcast Corporation .................................................                    255,641                  6,851,179
     (a) Time Warner, Inc. ...................................................                    316,400                  5,268,060
                                                                                                                         -----------
                                                                                                                          12,119,239
                                                                                                                   -----------------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Miscellaneous - Manufacturing - 5.88%
         General Electric Company ..............................................                   175,700               $ 5,842,025
         Tyco International Ltd. ...............................................                   293,700                 9,104,700
                                                                                                                         -----------
                                                                                                                          14,946,725
                                                                                                                         -----------
     Oil & Gas - Equipment & Services - 9.25%
     (a) BJ Services Company ...................................................                   106,325                 5,280,100
         Exxon Mobil Corporation ...............................................                   130,750                 6,053,725
         Halliburton Company ...................................................                   219,586                 6,971,856
     (a) Nabors Industries, Inc. ...............................................                   112,000                 5,208,000
                                                                                                                         -----------
                                                                                                                          23,513,680
                                                                                                                         -----------
     Pharmaceuticals - 7.52%
     (a) Caremark Rx, Inc. .....................................................                   188,400                 5,746,200
         GlaxoSmithKline PLC ...................................................                   134,100                 5,491,395
         Mylan Laboratories Inc. ...............................................                   102,600                 1,520,532
         Teva Pharmaceutical Industries Ltd. - ADR .............................                   215,020                 6,364,592
                                                                                                                         -----------
                                                                                                                          19,122,719
                                                                                                                         -----------
     Retail - 3.48%
         Target Corporation ....................................................                   118,300                 5,157,880
         The May Department Stores Company .....................................                   138,600                 3,677,058
                                                                                                                         -----------
                                                                                                                           8,834,938
                                                                                                                         -----------
     Semiconductors - 7.83%
         Analog Devices Inc. ...................................................                   121,650                 4,829,505
     (a) Applied Materials, Inc. ...............................................                   329,800                 5,596,706
     (a) Micron Technology, Inc. ...............................................                   354,600                 4,797,738
     (a) Teradyne, Inc. ........................................................                   273,700                 4,680,270
                                                                                                                         -----------
                                                                                                                          19,904,219
                                                                                                                         -----------
     Software - 7.53%
         Adobe Systems, Inc. ...................................................                   128,400                 5,415,912
     (a) Electronic Arts Inc. ..................................................                    82,515                 4,136,477
     (a) Mercury Interactive Corporation .......................................                   118,500                 4,332,360
         Microsoft Corporation .................................................                   184,800                 5,259,408
                                                                                                                         -----------
                                                                                                                          19,144,157
                                                                                                                         -----------
     Telecommunications - 9.28%
     (a) Cisco Systems, Inc. ...................................................                   304,300                 6,347,698
     (a) Corning Inc. ..........................................................                   625,600                 7,732,416
         Motorola Inc. .........................................................                   266,200                 4,240,566
         QUALCOMM, Inc. ........................................................                    76,300                 5,270,804
                                                                                                                         -----------
                                                                                                                          23,591,484
                                                                                                                         -----------

         Total Common Stocks (Cost $250,552,967) .........................................................               251,005,488
                                                                                                                         -----------




                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 1.32%

     AIM Liquid Assets Portfolio - Institutional Class ............................             3,355,100             $   3,355,100
         (Cost $3,355,100)                                                                                            -------------



Total Value of Investments (Cost $253,908,067 (b)) ...........................................             100.08 %    $254,360,588
Liabilities in Excess of Other Assets ........................................................              (0.08)%        (205,278)
                                                                                                           ------      ------------
     Net Assets ..............................................................................             100.00 %    $254,155,310
                                                                                                           ======      ============



     (a) Non-income producing investment.

     (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation)
         of investments for financial reporting and federal income tax purposes is as follows:


         Unrealized appreciation .........................................................................             $ 12,656,158
         Unrealized depreciation .........................................................................              (12,203,637)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $    452,521
                                                                                                                       ============


     The following acronym is used in this portfolio:
         ADR - American Depository Receipt


Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)    /S/ C. Frank Watson III
                            ________________________________
                            C. Frank Watson III
                            Secretary, Treasurer and Principal Financial Officer

Date: September 28, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ W. Whitfield Gardner
                            ________________________________
                            W. Whitfield Gardner
                            Trustee, Chairman and Principal Executive Officer Gardner Lewis Investment Trust

Date:  September 28, 2004




By: (Signature and Title)    /S/ C. Frank Watson III
                            ________________________________
                            C. Frank Watson III
                            Secretary, Treasurer and Principal Financial Officer Gardner Lewis Investment Trust

Date:  September 28, 2004